Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value Measurement of Derivative Instrument and Investment Securities

The fair value measurements of these derivative instruments and investment securities using the following inputs as of March 31, 2012 and 2013

	Fair Value measurements as at March 31, 2012
	Level 1		Level 2		Level 3		Total
Particulars	(In millions)
Liabilities

Derivatives not designated as hedging instrument:
Foreign currency contracts included in accrued expenses and other current liabilities	Rs.	—	Rs.	76	Rs.	—	Rs.	76
Interest rate swap contracts included in accrued expenses and other current liabilities		—		1,176		—		1,176
Interest rate swap contracts included in other non-current liabilities		—		242		—		242

Derivatives designated as hedging instrument:
Foreign Currency contracts included in accrued expenses and other current liabilities		—		319		—		319
Interest rate swap contracts included in other non-current liabilities		—		(24)		—		(24)

Total	Rs.	—	Rs.	1,789	Rs.	—	Rs.	1,789

	Fair Value measurements as at March 31, 2013
	Level 1		Level 2		Level 3		Total
Particulars	(In millions)

Assets

Derivatives not designated as hedging instrument:

Foreign currency contracts included in other current assets	Rs.	—	Rs.	51	Rs.	—	Rs.	51	US$	1

Available-for-sale investments		—		5,689		—		5,689		104

Total	Rs.	—	Rs.	5,740	Rs.	—	Rs.	5,740	US$	105

Liabilities

Derivatives not designated as hedging instrument:

Currency swap contracts included in other non-current liabilities	Rs.	—	Rs.	7	Rs.	—	Rs.	7	US$	—
Foreign Currency contracts included in accrued expenses and other current liabilities		—		5		—		5		—
Interest rate swap contracts included in accrued expenses and other current liabilities		—		321		—		321		6

Derivatives designated as hedging instrument:
Interest rate swap contracts included in accrued expenses and other current liabilities		—		85		—		85		1
Interest rate swap contracts included in other non-current liabilities		—		63		—		63		1

Total	Rs.	—	Rs.	481	Rs.	—	Rs.	481	US$	8